Selected Statements of Income Data - Schedule of Selected Statements of Income Data (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Sales by location of customers :
Sales by location of customers	$ 879,387	$ 950,751	$ 862,944
Selling, marketing, general and administrative expenses:
Selling and marketing	40,813	43,574	44,617
Advertising	10,468	15,504	8,370
General and administrative	34,375	33,287	34,657
Settlements and loss contingencies		973	(4,200)
Total selling, marketing, general and administrative expenses	85,656	93,338	83,444
Financial (income) expenses:
Interest and exchange differences on long-term liabilities	131	473	928
Income in respect of deposits	(14,599)	(13,077)	(10,605)
Foreign currency transaction gains	(20,168)	(7,068)	(41,634)
Total financial (income) expenses	(34,636)	(19,672)	(51,311)
United States [Member]
Sales by location of customers :
Sales by location of customers	785,319	865,224	777,191
Canada [Member]
Sales by location of customers :
Sales by location of customers	57,621	56,605	55,452
Israel [Member]
Sales by location of customers :
Sales by location of customers	29,200	22,963	22,157
Other [Member]
Sales by location of customers :
Sales by location of customers	$ 7,247	$ 5,959	$ 8,144